SHAREHOLDERS' EQUITY (Summary of Changes in Stock Option Activity) (Details) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Number of options
Outstanding at January 1, 2012	1,108,000
Granted	85,000
Exercised	(278,200)
Forfeited	(132,968)
Outstanding at December 31, 2012	781,832	1,108,000
Vested and expected to vest at December 31, 2012	781,832
Exercisable at December 31, 2012	644,832
Weighted-average exercise price
Outstanding at January 1, 2012	$ 5.28
Granted	$ 5.14
Exercised	$ 4.01
Forfeited	$ 7.06
Outstanding at December 31, 2012	$ 5.42	$ 5.28
Vested and expected to vest at December 31, 2012	$ 5.42
Exercisable at December 31, 2012	$ 5.59
Weighted-average remaining contractual life
Outstanding at January 1, 2012	30 months 5 days	36 months 6 days
Granted	0
Outstanding at December 31, 2012	30 months 5 days	36 months 6 days
Vested and expected to vest at December 31, 2012	30 months 5 days
Exercisable at December 31, 2012	25 months 21 days
Aggregate intrinsic value (in thousands)
Outstanding at January 1, 2012	$ 81
Outstanding at December 31, 2012	122	81
Vested and expected to vest at December 31, 2012	122
Exercisable at December 31, 2012	$ 107